Stock-based compensation - Summary of Additional Information PSUs Awarded (Parenthetical) (Details) - Performance Shares [Member]	Mar. 31, 2023
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payout range	200.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Payout range	0.00%